Operating segments	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Operating segments

28. Operating segments

The Company has several operating segments based on a mix of industry and the types of services. The composition and organization of these operating segments currently is designed in such a way that the back office shared processes, i.e. the horizontal structure, delivers service to industry specific back office and front office processes i.e. the vertical structure. These structures represent a matrix form of organization structure, accordingly operating segments have been determined based on the core principle of segment reporting in accordance with IFRS 8 “Operating segments” (“IFRS 8”). Segment managers are responsible for the performance of the operating segments on a combined vertical structure which includes travel, shipping and logistics services; utilities, retail and consumer products group; banking and financial, healthcare and insurance services including auto claims; consulting and professional services; and others. Effective February 1, 2019, the Company realigned its segment managers responsible for the performance of operating segments on a combined vertical structure with the appointment of a segment manager as Chief Operating Officer. The revised structure includes travel, shipping and logistics services, utilities, retail and consumer products group; banking and financial and consulting and professional services; insurance services; healthcare; auto claims and others. The segment managers’ performance is reviewed by the Group Chief Executive Officer, who has been identified as the Chief Operating Decision Maker (“CODM”). The CODM evaluates the Company’s performance and allocates resources based on revenue growth of combined vertical structure.

The Company believes that the business process management services that it provides to customers in industries other than auto claims such as travel, shipping and logistics services; utilities, retail and consumer products group; banking and financial, healthcare and insurance; consulting and professional services; and others are similar in terms of services, service delivery methods, use of technology, and average long-term gross profit and hence meet the aggregation criteria in accordance with IFRS 8. WNS Assistance Limited and Accidents Happen Assistance Limited (which provide automobile repair through a network of third party repair centers), and WNS Assistance (Legal) Limited and WNS Legal Assistance LLP (which provide legal services in relation to personal injury claims), constitute WNS Auto Claims BPM, the performance of which is evaluated by the CODM separately. The WNS Auto Claims BPM segment does not meet the aggregation criteria. Accordingly, the Company has determined that it has two reportable segments, “WNS Global BPM” and “WNS Auto Claims BPM.”

In order to provide accident management services, the Company arranges for the repair through a network of repair centers. Repair costs paid to automobile repair centers are invoiced to customers and recognized as revenue except in cases where the Company has concluded that it is not the principal in providing claims handling services and hence it would be appropriate to record revenue from repair services on a net basis, i.e. net of repair cost. The Company uses revenue less repair payments (non-GAAP) for “Fault” repairs as a primary measure to allocate resources and measure segment performance. Revenue less repair payments is a non-GAAP measure which is calculated as (a) revenue less (b) in the Company’s auto claims business, payments to repair centers for “Fault” repair cases where the Company acts as the principal in its dealings with the third party repair centers and its clients. For “Non-fault repairs,” revenue including repair payments is used as a primary measure. As the Company provides a consolidated suite of accident management services including credit hire and credit repair for its “Non-fault” repairs business, the Company believes that measurement of that line of business has to be on a basis that includes repair payments in revenue.

The segment results for the year ended March 31, 2019 are as follows:

	Year ended March 31, 2019
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$774,235	$34,885	$—	$809,120
Segment revenue	$774,309	$34,885	$(74)	$809,120
Payments to repair centers	—	15,166	—	15,166

Revenue less repair payments (non-GAAP)	774,309	19,719	(74)	793,954
Depreciation	20,130	204	—	20,334
Other costs	588,289	19,555	(74)	607,770

Segment operating profit/(loss)	165,890	(40)	—	165,850
Other income, net	(12,572)	(2,022)	—	(14,594)
Finance expense	3,204	—	—	3,204

Segment profit before income taxes	175,258	1,982	—	177,240
Income tax expense	25,503	216	—	25,719

Segment profit	149,755	1,766	—	151,521
Amortization of intangible assets				15,783
Share-based compensation expense				30,305

Profit after tax				$105,433

Addition to non-current assets	$29,583	$2,224	$—	$31,807
Total assets, net of elimination	667,261	118,369	—	785,630
Total liabilities, net of elimination	$156,298	$76,913	$—	$233,211

*	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.

No client individually accounted for more than 10% of the total revenue during the year ended March 31, 2019.

The segment results for the year ended March 31, 2018 are as follows:

	Year ended March 31, 2018
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$722,542	$35,414	$—	$757,956
Segment revenue	$722,600	$35,414	$(58)	$757,956
Payments to repair centers	—	16,970	—	16,970

Revenue less repair payments (non-GAAP)	722,600	18,444	(58)	740,986
Depreciation	19,682	272	—	19,954
Other costs	561,870	18,249	(58)	580,061

Segment operating profit/(loss)	141,048	(77)	—	140,971
Other income, net	(9,757)	(1,473)	—	(11,230)
Finance expense	4,065	199	—	4,264

Segment profit before income taxes	146,740	1,197	—	147,937
Income tax expense	15,319	112	—	15,431

Segment profit	131,421	1,085	—	132,506
Amortization of intangible assets				15,505
Share-based compensation expense				30,565

Profit after tax				$86,436

Addition to non-current assets	$32,337	$201	$—	$32,538
Total assets, net of elimination	633,186	126,377	—	759,563
Total liabilities, net of elimination	$181,627	$82,980	$—	$264,607

*	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.

No client individually accounted for more than 10% of the total revenue during the year ended March 31, 2018.

The segment results for the year ended March 31, 2017 are as follows:

	Year ended March 31, 2017
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$557,904	$44,642	$—	$602,546
Segment revenue	$557,983	$44,642	$(79)	$602,546
Payments to repair centers		24,102	—	24,102

Revenue less repair payments (non-GAAP)	557,983	20,540	(79)	578,444
Depreciation	16,598	305	—	16,903
Other costs	429,074	20,147	(79)	449,142
Impairment of goodwill (Refer Note 10)	—	21,673	—	21,673

Segment operating profit/(loss)	112,311	(21,585)	—	90,726
Other income, net	(7,785)	(904)	—	(8,689)
Finance expense	547		—	547

Segment profit/(loss) before income taxes	119,549	(20,681)	—	98,868
Income tax expense	17,441	89	—	17,530

Segment profit/(loss)	102,108	(20,770)	—	81,338
Amortization of intangible assets				20,539
Share-based compensation expense				23,036

Profit after tax				$37,763

Addition to non-current assets	$111,280	$453	$—	$111,733
Total assets, net of elimination	590,974	113,149	—	704,123
Total liabilities, net of elimination	$214,155	$74,902	$—	$289,057

*	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.

One customer in the WNS Global BPM segment accounted for 9.0% of the Company’s total revenue for the year ended March 31, 2017. The receivables from this customer comprised 7.1% of the Company’s total trade receivables as at March 31, 2017.

External revenue

Revenues from the geographic segments based on domicile of the customer. The Company’s external revenue by geographic area is as follows:

	Year ended March 31,
	2019	2018	2017
Jersey, Channel Islands	$—	$—	$—
US	335,880	308,436	196,193
UK	253,962	258,863	248,588
Australia	77,187	66,626	49,053
Europe (excluding UK)	56,383	47,169	37,494
South Africa	38,866	42,841	42,717
Rest of the world	46,842	34,021	28,501

Total	$809,120	$757,956	$602,546

The Company’s non-current assets (excluding goodwill and intangible assets) by geographic area are as follows:

	As at March 31,
	2019	2018
Jersey, Channel Islands	$—	$—
India	26,708	26,167
Philippines	18,797	14,050
South Africa	6,374	10,529
North America	3,777	5,112
UK	2,144	756
Rest of the world	3,198	3,992

Total	$60,998	$60,606